UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-4054

                    OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
              (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
           TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                26.7%
--------------------------------------------------------------------------------
Higher Education                                                           12.0
--------------------------------------------------------------------------------
Highways/Railways                                                          11.5
--------------------------------------------------------------------------------
Not-for-Profit Organization                                                 9.6
--------------------------------------------------------------------------------
General Obligation                                                          5.6
--------------------------------------------------------------------------------
Water Utilities                                                             4.7
--------------------------------------------------------------------------------
Electric Utilities                                                          4.5
--------------------------------------------------------------------------------
Adult Living Facilities                                                     4.4
--------------------------------------------------------------------------------
Education                                                                   4.1
--------------------------------------------------------------------------------
Hospital/Health Care                                                        3.7

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total market value of investments.

--------------------------------------------------------------------------------

CREDIT ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                          AAA             11.5%
                          AA              20.2
                          A               10.7
                          BBB             39.6
                          BB               5.1
                          B                1.5
                          C                1.7
                          Not Rated        9.7

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are dollar-weighted based on total investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being compar- able, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                 10 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's distributions combined with share-price appreciation to produce superior performance during this report period. The Fund's Class A shares generated total return of 9.41% (without sales charge) and 4.21% (with sales charge) for the 1-year period ended September 30, 2005. This performance compared extremely well with its competitors and with other fixed-income investments, including those that distribute income subject to the federal Alternative Minimum Tax ("AMT"). By comparison, the Lehman Brothers Municipal Bond Index produced a total return of 4.60%. Tax-free, AMT-free income made up over 50% of the Fund's total return during this report period.

      Price appreciation of the Fund's long-maturity bonds, and in particular in tobacco Master Settlement Agreement ("MSA") bonds, accounted for much of this period's total return. MSA bonds are backed by the issuing State's (or U.S. territory's) share of proceeds from a national litigation settlement with tobacco manufacturers. These bonds generated attractive yields and share price appreciation for shareholders.

      Across the municipal bond market, the difference between yields on lower-rated and higher-rated municipals securities decreased, as the market prices of lower-rated municipal bonds rose more than high-grade bond prices. These market yield movements caused a slight reduction in the Fund's monthly dividend during this period. In July, 2005, the monthly dividend for Class A shares was reduced from $0.058 to $0.056, and dividends for other share classes were adjusted accordingly. This reduction was not related to the Fund's net asset value, which reflected an overall increase in the combined value of Fund holdings. Importantly, the Fund's holdings have continued to make scheduled payments during this report period.

      Increasing prices of the Fund's lower-rated holdings has been a significant driver of the Fund's total return. The Fund's net asset value increased in this period, largely through price appreciation in bonds that we had selected for their yield and structural characteristics. With generally higher prices of longer-term, lower-rated and non-rated municipal securities, the Fund has recently favored investing a larger portion of its funds in higher-quality bonds during this period. We believe that new municipal bond issues have offered fewer higher-yielding municipal bonds that possess what we consider to be a favorable balance of risk and reward for the Fund.


                 11 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      At the end of this report period, the Fund's holdings in airline sector bonds represented 1.7% of the Fund's total investments as of September 30, 2005. Bonds issued to finance airport facilities and backed by lease payments from Delta Airlines comprised 1.69% of the Fund's assets as of the same date. The prices of these bonds actually rose during this report period, despite Delta Airlines' Chapter 11 bankruptcy filing near the end of the period. These holdings amount to only a small portion of the Fund's investments, and did not materially affect either the Fund's performance or dividends. The Fund continues to hold these bonds because we believe there is a strong likelihood that the interest and principal due will ultimately be paid, although a short-term interruption of interest payments is possible. In addition, these bonds are secured with valuable "re-let" provisions by which the financed airport facility may be subsequently leased to a successor airline. We continue to closely monitor developments associated with these bonds, and look forward to reporting on further developments in future reports.

      We often find value in the Nonprofit Organization sector of the municipal market, where not-for-profit organizations can borrow at tax-free rates. Bonds issued in this sector frequently pay interest that also is free from the AMT. As a whole, the Fund's investments in non-profit organizations have made positive contributions to the Fund's total return. However one relatively small position--an obligation of the New York Legal Aid Society--detracted from the Fund's performance during this report period. This holding amounted to only 0.99% of the Fund's investments at the beginning of this report period. This position was sold at a loss in December, 2004, causing only a minor impact on the Fund's overall performance and demonstrating the benefit of broad portfolio diversification.

      The Fund's position in municipal inverse-floating rate securities contributed to performance. These are tax-exempt securities whose interest payments move inversely to short-term interest rates. We have sought to offset interest-rate sensitivity of these bonds by also investing in premium-coupon, callable bonds whose market prices tend to exhibit less interest-rate sensitivity.

      As of September 30, 2005, tobacco bonds backed by the national Master Settlement Agreement ("MSA") accounted for 26.7% of investments. MSA bond prices have increased significantly during this report period. During this period, various counties in New York State pre-refunded their MSA-backed bonds. In a pre-refunding, a new bond issue generates proceeds that are earmarked to pay off another previously-issued--but not yet callable--bond. When a municipal bond is pre-refunded, its price generally rises significantly. The market reacted favorably to the issuance of new MSA bonds, and


                 12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS prices of MSA-backed bonds rose on increasing expectations of additional pre-refunding transactions.

      Positive news on tobacco litigation also contributed to the large price rally in MSA-backed bonds. One significant event during this period was the ruling of a federal appeals court in Washington, D.C. that the U.S. government could not seek disgorgement of $280 billion in past profits from the tobacco industry under the Racketeer Influenced Corrupt Organizations Act ("RICO"). The United States Court of Appeals for the District of Columbia subsequently denied the Department of Justice's request to reconsider this decision. However, on July 18, 2005, the U.S. Government filed a petition for seeking further review of this decision by the United States Supreme Court. During final arguments, the U.S. government reduced its demand for damages from the tobacco industry to $14 billion--a huge reduction from the original $280 billion claim. It is not clear when the trial judge will make a final decision in this case. However, developments during this report period have been positive for the tobacco industry and, by extension, for MSA bonds.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. We continue to comb the market for bonds that offer attractive yields, and to monitor developing market conditions. Notwithstanding July's dividend reduction, we believe that the Fund's shareholders will continue to benefit from highly competitive yields despite current market conditions.

      OppenheimerFunds offers two other New York State municipal bond fund choices that investors may use in combination with Oppenheimer AMT-Free New York Municipals. Oppenheimer Limited Term New York Municipal Fund invests in shorter-term municipal bonds, at least 95% of which are investment-grade, with generally much lower price volatility than longer-term or lower credit quality funds. Investors seeking higher tax-free income may consider Rochester Fund Municipals, a longer-term New York municipal bond fund managed in the "Rochester style". Your financial advisor can help to identify whether there is an advantage to investing in Oppenheimer AMT-Free New York Municipals in conjunction with another Oppenheimer municipal bond fund.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2005. In the case of Class A, Class B, and Class C shares, performance is measured over a ten-fiscal-year period. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.


                 13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


                 14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer AMT-Free New York Municipals (Class A)

      Lehman Brothers Municipal Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                       Oppenheimer
                                    AMT-Free New York         Lehman Brothers
                                   Municipals (Class A)     Municipal Bond Index

      09/30/1995                          9,525                    10,000
      12/31/1995                          9,991                    10,413
      03/31/1996                          9,873                    10,288
      06/30/1996                          9,915                    10,366
      09/30/1996                         10,159                    10,604
      12/31/1996                         10,404                    10,874
      03/31/1997                         10,381                    10,848
      06/30/1997                         10,770                    11,222
      09/30/1997                         11,051                    11,560
      12/31/1997                         11,358                    11,874
      03/31/1998                         11,484                    12,010
      06/30/1998                         11,640                    12,193
      09/30/1998                         11,975                    12,567
      12/31/1998                         12,019                    12,643
      03/31/1999                         12,135                    12,755
      06/30/1999                         11,909                    12,530
      09/30/1999                         11,692                    12,480
      12/31/1999                         11,483                    12,383
      03/31/2000                         11,820                    12,745
      06/30/2000                         11,921                    12,938
      09/30/2000                         12,251                    13,250
      12/31/2000                         12,787                    13,830
      03/31/2001                         13,086                    14,137
      06/30/2001                         13,204                    14,229
      09/30/2001                         13,448                    14,628
      12/31/2001                         13,357                    14,539
      03/31/2002                         13,403                    14,676
      06/30/2002                         13,747                    15,213
      09/30/2002                         14,269                    15,935
      12/31/2002                         14,216                    15,935
      03/31/2003                         14,131                    16,127
      06/30/2003                         14,513                    16,543
      09/30/2003                         14,565                    16,556
      12/31/2003                         15,205                    16,782
      03/31/2004                         15,535                    17,072
      06/30/2004                         14,884                    16,668
      09/30/2004                         15,571                    17,317
      12/31/2004                         15,871                    17,534
      03/31/2005                         16,263                    17,527
      06/30/2005                         16,952                    18,041
      09/30/2005                         17,035                    18,019

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year  4.21%     5-Year  5.78%     10-Year  5.47%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                 15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer AMT-Free New York Municipals (Class B)

      Lehman Brothers Municipal Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                       Oppenheimer
                                    AMT-Free New York         Lehman Brothers
                                   Municipals (Class B)     Municipal Bond Index

      09/30/1995                         10,000                    10,000
      12/31/1995                         10,461                    10,413
      03/31/1996                         10,318                    10,288
      06/30/1996                         10,342                    10,366
      09/30/1996                         10,577                    10,604
      12/31/1996                         10,812                    10,874
      03/31/1997                         10,768                    10,848
      06/30/1997                         11,151                    11,222
      09/30/1997                         11,420                    11,560
      12/31/1997                         11,715                    11,874
      03/31/1998                         11,832                    12,010
      06/30/1998                         11,970                    12,193
      09/30/1998                         12,291                    12,567
      12/31/1998                         12,312                    12,643
      03/31/1999                         12,397                    12,755
      06/30/1999                         12,143                    12,530
      09/30/1999                         11,909                    12,480
      12/31/1999                         11,663                    12,383
      03/31/2000                         11,982                    12,745
      06/30/2000                         12,062                    12,938
      09/30/2000                         12,382                    13,250
      12/31/2000                         12,889                    13,830
      03/31/2001                         13,165                    14,137
      06/30/2001                         13,269                    14,229
      09/30/2001                         13,485                    14,628
      12/31/2001                         13,394                    14,539
      03/31/2002                         13,441                    14,676
      06/30/2002                         13,786                    15,213
      09/30/2002                         14,309                    15,935
      12/31/2002                         14,256                    15,935
      03/31/2003                         14,170                    16,127
      06/30/2003                         14,554                    16,543
      09/30/2003                         14,605                    16,556
      12/31/2003                         15,248                    16,782
      03/31/2004                         15,578                    17,072
      06/30/2004                         14,925                    16,668
      09/30/2004                         15,614                    17,317
      12/31/2004                         15,915                    17,534
      03/31/2005                         16,309                    17,527
      06/30/2005                         17,000                    18,041
      09/30/2005                         17,083                    18,019

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year  3.55%     5-Year  5.66%     10-Year  5.50%


                 16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer AMT-Free New York Municipals (Class C)

      Lehman Brothers Municipal Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                       Oppenheimer
                                    AMT-Free New York         Lehman Brothers
                                   Municipals (Class C)     Municipal Bond Index

      09/30/1995                         10,000                    10,000
      12/31/1995                         10,461                    10,413
      03/31/1996                         10,311                    10,288
      06/30/1996                         10,332                    10,366
      09/30/1996                         10,564                    10,604
      12/31/1996                         10,797                    10,874
      03/31/1997                         10,753                    10,848
      06/30/1997                         11,135                    11,222
      09/30/1997                         11,403                    11,560
      12/31/1997                         11,698                    11,874
      03/31/1998                         11,806                    12,010
      06/30/1998                         11,952                    12,193
      09/30/1998                         12,264                    12,567
      12/31/1998                         12,285                    12,643
      03/31/1999                         12,369                    12,755
      06/30/1999                         12,126                    12,530
      09/30/1999                         11,882                    12,480
      12/31/1999                         11,647                    12,383
      03/31/2000                         11,965                    12,745
      06/30/2000                         12,045                    12,938
      09/30/2000                         12,354                    13,250
      12/31/2000                         12,871                    13,830
      03/31/2001                         13,146                    14,137
      06/30/2001                         13,250                    14,229
      09/30/2001                         13,469                    14,628
      12/31/2001                         13,341                    14,539
      03/31/2002                         13,363                    14,676
      06/30/2002                         13,680                    15,213
      09/30/2002                         14,171                    15,935
      12/31/2002                         14,091                    15,935
      03/31/2003                         13,979                    16,127
      06/30/2003                         14,340                    16,543
      09/30/2003                         14,363                    16,556
      12/31/2003                         14,953                    16,782
      03/31/2004                         15,248                    17,072
      06/30/2004                         14,580                    16,668
      09/30/2004                         15,223                    17,317
      12/31/2004                         15,487                    17,534
      03/31/2005                         15,839                    17,527
      06/30/2005                         16,491                    18,041
      09/30/2005                         16,526                    18,019

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year  7.55%     5-Year  5.99%     10-Year  5.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                 17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares were first publicly offered on 8/16/84. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%, except where noted.

CLASS B shares of the Fund were first publicly offered on 3/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                 19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING        ENDING           EXPENSES
                            ACCOUNT          ACCOUNT          PAID DURING
                            VALUE            VALUE            6 MONTHS ENDED
                            (4/1/05)         (9/30/05)        SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
Class A Actual              $1,000.00        $1,047.50        $4.84
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00         1,020.36         4.77
--------------------------------------------------------------------------------
Class B Actual               1,000.00         1,043.40         8.85
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00         1,016.44         8.73
--------------------------------------------------------------------------------
Class C Actual               1,000.00         1,043.40         8.74
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00         1,016.55         8.63

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2005 are as follows:

CLASS               EXPENSE RATIOS
----------------------------------
Class A                  0.94%
----------------------------------
Class B                  1.72
----------------------------------
Class C                  1.70

--------------------------------------------------------------------------------


                 20 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  September 30, 2005
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                     COUPON         MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.7%
---------------------------------------------------------------------------------------------------------------------------
NEW YORK--93.3%
$14,500,000  Albany IDA (Charitable Leadership) 1                                5.750%      07/01/2026      $  15,034,905
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Albany IDA (Charitable Leadership)                                  6.000       07/01/2019          1,074,190
---------------------------------------------------------------------------------------------------------------------------
    100,000  Albany IDA (New Covenant Charter School)                            7.000       05/01/2025             97,857
---------------------------------------------------------------------------------------------------------------------------
  1,140,000  Albany IDA (Sage Colleges)                                          5.250       04/01/2019          1,166,482
---------------------------------------------------------------------------------------------------------------------------
    500,000  Albany IDA (Sage Colleges)                                          5.300       04/01/2029            511,260
---------------------------------------------------------------------------------------------------------------------------
     30,000  Albany Parking Authority                                            5.625       07/15/2025             31,957
---------------------------------------------------------------------------------------------------------------------------
     30,000  Allegany County IDA (Houghton College)                              5.250       01/15/2024             30,684
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Amherst IDA (Daemen College)                                        6.000       10/01/2021          1,057,520
---------------------------------------------------------------------------------------------------------------------------
  5,895,000  Brookhaven IDA (Alternatives for Children) 1                        7.550       02/01/2033          6,265,913
---------------------------------------------------------------------------------------------------------------------------
  9,235,000  Brookhaven IDA (Dowling College) 1                                  6.750       11/01/2032          9,677,818
---------------------------------------------------------------------------------------------------------------------------
    350,000  Broome County IDA (University Plaza)                                5.200       08/01/2030            360,038
---------------------------------------------------------------------------------------------------------------------------
    250,000  Broome County IDA (University Plaza)                                5.200       08/01/2036            256,283
---------------------------------------------------------------------------------------------------------------------------
    750,000  Buffalo Municipal Water Finance Authority, Series B                 5.000       07/01/2027            818,745
---------------------------------------------------------------------------------------------------------------------------
    300,000  Bushnell Basin Fire Assoc. (Volunteer Fire Department)              5.750       11/01/2030            301,242
---------------------------------------------------------------------------------------------------------------------------
     85,000  Cattaraugus County IDA (Olean General Hospital)                     5.250       08/01/2023             88,055
---------------------------------------------------------------------------------------------------------------------------
     70,000  East Rochester Hsg. Authority (St. John's Meadows)                  5.750       08/01/2037             74,480
---------------------------------------------------------------------------------------------------------------------------
    500,000  Erie County IDA (Charter School Applied Tech)                       6.875       06/01/2035            481,610
---------------------------------------------------------------------------------------------------------------------------
  1,095,000  Erie County IDA (DePaul Properties)                                 5.750       09/01/2028            868,269
---------------------------------------------------------------------------------------------------------------------------
    190,000  Erie County IDA (DePaul Properties)                                 6.500       09/01/2018            179,453
---------------------------------------------------------------------------------------------------------------------------
  5,600,000  Erie County IDA (Medaille College) 1                                7.625       04/01/2035          5,804,568
---------------------------------------------------------------------------------------------------------------------------
  9,050,000  Erie County IDA (The Episcopal Church Home) 1                       5.875       02/01/2018          9,380,959
---------------------------------------------------------------------------------------------------------------------------
  9,875,000  Erie County IDA (The Episcopal Church Home) 1                       6.000       02/01/2028         10,251,040
---------------------------------------------------------------------------------------------------------------------------
 13,000,000  Erie County Tobacco Asset Securitization Corp.                      5.000       06/01/2045         12,681,500
---------------------------------------------------------------------------------------------------------------------------
  8,000,000  Erie County Tobacco Asset Securitization Corp.                      5.790 2     06/01/2047            671,600
---------------------------------------------------------------------------------------------------------------------------
    150,000  Erie County Tobacco Asset Securitization Corp.                      6.125       07/15/2030            170,006
---------------------------------------------------------------------------------------------------------------------------
  6,100,000  Erie County Tobacco Asset Securitization Corp. 1                    6.250       07/15/2040          6,947,107
---------------------------------------------------------------------------------------------------------------------------
 30,000,000  Erie County Tobacco Asset Securitization Corp.                      6.380 2     06/01/2050          1,734,000
---------------------------------------------------------------------------------------------------------------------------
  5,500,000  Erie County Tobacco Asset Securitization Corp.                      6.500       07/15/2032          6,324,230
---------------------------------------------------------------------------------------------------------------------------
    100,000  Essex County IDA
             (North Country Community College Foundation)                        5.000       06/01/2020             99,531
---------------------------------------------------------------------------------------------------------------------------
    130,000  Essex County IDA
             (North Country Community College Foundation)                        5.200       06/01/2025            129,436
---------------------------------------------------------------------------------------------------------------------------
    110,000  Essex County IDA
             (North Country Community College Foundation)                        5.300       06/01/2035            110,033
---------------------------------------------------------------------------------------------------------------------------
    175,000  Franklin County IDA
             (North Country Community College Foundation)                        5.200       06/01/2025            174,241
---------------------------------------------------------------------------------------------------------------------------
  3,750,000  Geneva IDA (Hobart & William Smith Colleges)                        5.375       02/01/2033          3,992,625
---------------------------------------------------------------------------------------------------------------------------
  5,435,000  Hempstead IDA
             (Working Organization for Retarded Children)                        6.900       08/01/2033          5,585,767


                 21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                     COUPON         MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   880,000  Herkimer County IDA (Folts Adult Home) 1                            5.500%      03/20/2040      $     961,858
---------------------------------------------------------------------------------------------------------------------------
  1,790,000  Herkimer County IDA
             (Herkimer County College Foundation)                                6.250       08/01/2034          1,885,425
---------------------------------------------------------------------------------------------------------------------------
  5,750,000  L.I. Power Authority RITES 3                                       11.024 4     09/01/2033          6,687,020
---------------------------------------------------------------------------------------------------------------------------
  4,395,000  L.I. Power Authority, Series A 1                                    5.125       09/01/2029          4,553,528
---------------------------------------------------------------------------------------------------------------------------
     30,000  L.I. Power Authority, Series A                                      5.250       12/01/2026             31,571
---------------------------------------------------------------------------------------------------------------------------
     25,000  L.I. Power Authority, Series A                                      5.300       12/01/2019             26,545
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Lyons Community Health Initiatives Corp. 1                          5.550       09/01/2024          1,059,880
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Monroe County IDA (Cloverwood Senior Living)                        6.875       05/01/2033            811,110
---------------------------------------------------------------------------------------------------------------------------
  1,925,000  Monroe County IDA (DePaul Community Facilities) 1                   5.875       02/01/2028          1,626,991
---------------------------------------------------------------------------------------------------------------------------
    100,000  Monroe County IDA (Rochester Institute of Technology)               5.250       04/01/2019            100,355
---------------------------------------------------------------------------------------------------------------------------
    525,000  Monroe County IDA (Rochester Institute of Technology)               5.375       04/01/2029            518,107
---------------------------------------------------------------------------------------------------------------------------
    460,000  Monroe County Tobacco Asset Securitization Corp.                    6.375       06/01/2035            522,914
---------------------------------------------------------------------------------------------------------------------------
  4,000,000  Monroe Newpower Corp.                                               5.500       01/01/2034          4,190,160
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Monroe Newpower Corp.                                               5.625       01/01/2026          1,055,620
---------------------------------------------------------------------------------------------------------------------------
 18,000,000  MTA Service Contract, Series A                                      5.125       01/01/2029         18,937,620
---------------------------------------------------------------------------------------------------------------------------
 13,785,000  MTA, Series A                                                       5.125       11/15/2031         14,422,556
---------------------------------------------------------------------------------------------------------------------------
  8,000,000  MTA, Series B 1                                                     5.000       11/15/2031          8,324,640
---------------------------------------------------------------------------------------------------------------------------
    610,000  Nassau County IDA (ALIA-ACDS)                                       6.125       09/01/2018            629,288
---------------------------------------------------------------------------------------------------------------------------
  2,100,000  Nassau County IDA (ALIA-AP)                                         7.000       09/01/2028          2,178,918
---------------------------------------------------------------------------------------------------------------------------
    855,000  Nassau County IDA (ALIA-CMA)                                        6.125       09/01/2018            882,035
---------------------------------------------------------------------------------------------------------------------------
    945,000  Nassau County IDA (ALIA-CSMR)                                       6.125       09/01/2018            974,881
---------------------------------------------------------------------------------------------------------------------------
    640,000  Nassau County IDA (ALIA-EFLI)                                       6.125       09/01/2018            660,237
---------------------------------------------------------------------------------------------------------------------------
    485,000  Nassau County IDA (ALIA-HAII)                                       6.125       09/01/2018            500,336
---------------------------------------------------------------------------------------------------------------------------
    565,000  Nassau County IDA (ALIA-NCMRS)                                      6.125       09/01/2018            582,865
---------------------------------------------------------------------------------------------------------------------------
  2,755,000  Nassau County IDA (Hispanic Counseling Center)                      7.625       06/01/2033          2,838,036
---------------------------------------------------------------------------------------------------------------------------
  2,500,000  Niagara County IDA (American Ref-Fuel Company)                      5.550       11/15/2024          2,648,200
---------------------------------------------------------------------------------------------------------------------------
    500,000  Niagara County Tobacco Asset Securitization Corp.                   6.250       05/15/2034            531,915
---------------------------------------------------------------------------------------------------------------------------
    285,000  Niagara County Tobacco Asset Securitization Corp.                   6.250       05/15/2040            303,192
---------------------------------------------------------------------------------------------------------------------------
  7,745,000  Niagara Falls CSD COP (High School Facility) 1                      5.375       06/15/2028          8,278,398
---------------------------------------------------------------------------------------------------------------------------
  3,665,000  NY Counties Tobacco Trust I (TASC)                                  6.500       06/01/2035          3,938,409
---------------------------------------------------------------------------------------------------------------------------
 14,550,000  NY Counties Tobacco Trust II (TASC) 1                               5.625       06/01/2035         15,113,522
---------------------------------------------------------------------------------------------------------------------------
     20,000  NY Counties Tobacco Trust II (TASC)                                 5.750       06/01/2043             20,915
---------------------------------------------------------------------------------------------------------------------------
  1,800,000  NY Counties Tobacco Trust III                                       6.000       06/01/2043          1,926,954
---------------------------------------------------------------------------------------------------------------------------
 13,360,000  NY Counties Tobacco Trust IV                                        5.880 2     06/01/2050            958,847
---------------------------------------------------------------------------------------------------------------------------
 25,000,000  NY Counties Tobacco Trust IV                                        6.380 2     06/01/2055          1,050,250
---------------------------------------------------------------------------------------------------------------------------
 46,750,000  NY Counties Tobacco Trust IV                                        6.800 2     06/01/2060          1,187,450
---------------------------------------------------------------------------------------------------------------------------
  3,500,000  NY Counties Tobacco Trust IV (TASC)                                 6.650       06/01/2041          2,690,275
---------------------------------------------------------------------------------------------------------------------------
  3,500,000  NY Counties Tobacco Trust IV (TASC)                                 6.650       06/01/2041            789,845
---------------------------------------------------------------------------------------------------------------------------
     35,000  NYC GO                                                              5.000       08/01/2022             35,787


                 22 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                     COUPON         MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 3,050,000  NYC GO                                                              5.000%      03/01/2030      $   3,159,983
---------------------------------------------------------------------------------------------------------------------------
  5,000,000  NYC GO 1                                                            5.000       11/01/2034          5,175,150
---------------------------------------------------------------------------------------------------------------------------
  3,000,000  NYC GO                                                              5.000       03/01/2035          3,108,180
---------------------------------------------------------------------------------------------------------------------------
  4,000,000  NYC GO                                                              5.000       04/01/2035          4,145,440
---------------------------------------------------------------------------------------------------------------------------
    585,000  NYC GO                                                              5.000       08/01/2035            606,826
---------------------------------------------------------------------------------------------------------------------------
  1,270,000  NYC GO                                                              5.250       03/15/2032          1,332,636
---------------------------------------------------------------------------------------------------------------------------
  2,415,000  NYC GO                                                              5.375       12/01/2026          2,558,910
---------------------------------------------------------------------------------------------------------------------------
  1,300,000  NYC GO                                                              5.500       06/01/2022          1,408,420
---------------------------------------------------------------------------------------------------------------------------
    255,000  NYC GO                                                              5.750       02/01/2020            260,811
---------------------------------------------------------------------------------------------------------------------------
     75,000  NYC GO                                                              5.875       08/01/2019             85,635
---------------------------------------------------------------------------------------------------------------------------
    680,000  NYC GO                                                              5.875       08/01/2019            760,954
---------------------------------------------------------------------------------------------------------------------------
  6,790,000  NYC GO                                                              6.125       08/01/2025          7,188,234
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                                              7.500       02/01/2019              5,017
---------------------------------------------------------------------------------------------------------------------------
  1,494,916  NYC HDC (Keith Plaza) 1                                             6.500       02/15/2018          1,572,293
---------------------------------------------------------------------------------------------------------------------------
  2,000,000  NYC HDC (Multifamily Hsg.)                                          4.650       11/01/2025          2,007,920
---------------------------------------------------------------------------------------------------------------------------
    750,000  NYC HDC (Multifamily Hsg.)                                          4.750       11/01/2035            749,970
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYC HDC (Multifamily Hsg.) 1                                        5.250       11/01/2030          1,044,190
---------------------------------------------------------------------------------------------------------------------------
  1,545,000  NYC HDC (Multifamily Hsg.), Series E-1 1                            4.950       11/01/2033          1,590,516
---------------------------------------------------------------------------------------------------------------------------
  2,269,882  NYC HDC (Seaview Towers) 1                                          6.500       01/15/2018          2,387,371
---------------------------------------------------------------------------------------------------------------------------
    100,000  NYC Health & Hospital Corp.                                         5.375       02/15/2026            103,787
---------------------------------------------------------------------------------------------------------------------------
  1,945,000  NYC Health & Hospital Corp. 1                                       5.450       02/15/2026          2,026,943
---------------------------------------------------------------------------------------------------------------------------
  1,535,000  NYC IDA (American Council of Learned Societies)                     5.250       07/01/2027          1,621,881
---------------------------------------------------------------------------------------------------------------------------
  2,760,000  NYC IDA (Beth Abraham Health Services) 1                            6.500       02/15/2022          2,941,470
---------------------------------------------------------------------------------------------------------------------------
    500,000  NYC IDA (Beth Abraham Health Services)                              6.500       11/15/2027            531,840
---------------------------------------------------------------------------------------------------------------------------
  2,100,000  NYC IDA (Beth Abraham Health Services) 1                            6.500       11/15/2034          2,224,845
---------------------------------------------------------------------------------------------------------------------------
  6,000,000  NYC IDA (Calhoun School) 1                                          6.625       12/01/2034          6,343,860
---------------------------------------------------------------------------------------------------------------------------
  3,880,000  NYC IDA
             (Community Resource Developmentally Disabled)                       7.500       08/01/2026          3,988,756
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYC IDA (Eger Harbor House) 1                                       5.875       05/20/2044          1,110,160
---------------------------------------------------------------------------------------------------------------------------
    725,000  NYC IDA (Family Support Systems)                                    7.500       11/01/2034            738,775
---------------------------------------------------------------------------------------------------------------------------
    220,000  NYC IDA (Global Country World Peace)                                7.250       11/01/2025            219,274
---------------------------------------------------------------------------------------------------------------------------
    170,000  NYC IDA (Global Country World Peace)                                7.250       11/01/2025            169,439
---------------------------------------------------------------------------------------------------------------------------
    880,000  NYC IDA (Independent Living Assoc.)                                 6.200       07/01/2020            876,955
---------------------------------------------------------------------------------------------------------------------------
    500,000  NYC IDA (Liberty-7 World Trade Center) 3,5                          6.750       03/01/2015            543,640
---------------------------------------------------------------------------------------------------------------------------
  3,000,000  NYC IDA (Liberty-IAC/Interactive Corp.)                             5.000       09/01/2035          3,042,540
---------------------------------------------------------------------------------------------------------------------------
  3,700,000  NYC IDA (Lycee Francais De New York)                                5.375       06/01/2023          3,838,861
---------------------------------------------------------------------------------------------------------------------------
  4,000,000  NYC IDA (Lycee Francais De New York)                                6.800       06/01/2028          4,327,680
---------------------------------------------------------------------------------------------------------------------------
    385,000  NYC IDA (Metropolitan College of New York)                          5.750       03/01/2020            377,777
---------------------------------------------------------------------------------------------------------------------------
  2,100,000  NYC IDA (Polytechnic University)                                    6.000       11/01/2020          2,094,708
---------------------------------------------------------------------------------------------------------------------------
  4,080,000  NYC IDA (Polytechnic University)                                    6.125       11/01/2030          4,079,714


                 23 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                     COUPON         MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 1,380,000  NYC IDA (PSCH)                                                      6.375%      07/01/2033      $   1,471,246
---------------------------------------------------------------------------------------------------------------------------
    750,000  NYC IDA (Reece School)                                              7.500       12/01/2037            752,160
---------------------------------------------------------------------------------------------------------------------------
    295,000  NYC IDA (Reece School)                                              7.500       12/01/2037            295,103
---------------------------------------------------------------------------------------------------------------------------
  1,485,000  NYC IDA (Staten Island University Hospital) 1                       6.450       07/01/2032          1,479,372
---------------------------------------------------------------------------------------------------------------------------
  6,020,000  NYC IDA (The Child School) 1                                        7.550       06/01/2033          6,297,161
---------------------------------------------------------------------------------------------------------------------------
 15,785,000  NYC IDA (Touro College) 1                                           6.350       06/01/2029         16,253,499
---------------------------------------------------------------------------------------------------------------------------
  5,600,000  NYC IDA (Urban Resource Institute)                                  7.375       11/01/2033          5,921,160
---------------------------------------------------------------------------------------------------------------------------
  5,600,000  NYC IDA (Vocational Instruction)                                    7.750       02/01/2033          5,527,760
---------------------------------------------------------------------------------------------------------------------------
  4,245,000  NYC IDA (YMCA of Greater NY)                                        5.250       08/01/2021          4,409,579
---------------------------------------------------------------------------------------------------------------------------
  3,015,000  NYC Municipal Water Finance Authority                               5.000       06/15/2032          3,101,410
---------------------------------------------------------------------------------------------------------------------------
  6,000,000  NYC Municipal Water Finance Authority                               5.000       06/15/2039          6,247,380
---------------------------------------------------------------------------------------------------------------------------
  4,000,000  NYC Municipal Water Finance Authority 5                             5.000       06/15/2039          4,164,920
---------------------------------------------------------------------------------------------------------------------------
    120,000  NYC Municipal Water Finance Authority                               5.125       06/15/2030            124,404
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYC Municipal Water Finance Authority                               5.250       06/15/2025             21,442
---------------------------------------------------------------------------------------------------------------------------
    315,000  NYC Municipal Water Finance Authority                               5.250       06/15/2029            327,313
---------------------------------------------------------------------------------------------------------------------------
  8,000,000  NYC Municipal Water Finance Authority 1                             5.500       06/15/2033          8,696,880
---------------------------------------------------------------------------------------------------------------------------
  5,000,000  NYC Municipal Water Finance Authority ROLs                         11.278 4     06/15/2039          5,928,900
---------------------------------------------------------------------------------------------------------------------------
  5,750,000  NYS DA (Ithaca College)                                             5.250       07/01/2026          6,041,123
---------------------------------------------------------------------------------------------------------------------------
  1,870,000  NYS DA (Lenox Hill Hospital Obligated Group) 1                      5.500       07/01/2030          1,934,235
---------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (Mental Health)                                              5.375       02/15/2026              5,148
---------------------------------------------------------------------------------------------------------------------------
    625,000  NYS DA (Montefiore Medical Center)                                  5.450       08/01/2029            671,500
---------------------------------------------------------------------------------------------------------------------------
    600,000  NYS DA
             (MSH/NYU Hospital Center/HJDOI Obligated Group)                     5.500       07/01/2026            609,042
---------------------------------------------------------------------------------------------------------------------------
  9,250,000  NYS DA
             (MSH/NYU Hospital Center/HJDOI Obligated Group)                     6.500       07/01/2025          9,780,210
---------------------------------------------------------------------------------------------------------------------------
    680,000  NYS DA (Nursing Home)                                               4.900       02/15/2041            690,540
---------------------------------------------------------------------------------------------------------------------------
    835,000  NYS DA (Nursing Home)                                               4.950       02/15/2045            852,610
---------------------------------------------------------------------------------------------------------------------------
     70,000  NYS DA (Nyack Hospital)                                             6.250       07/01/2013             69,173
---------------------------------------------------------------------------------------------------------------------------
    240,000  NYS DA (Providence Rest)                                            5.000       07/01/2035            242,902
---------------------------------------------------------------------------------------------------------------------------
    300,000  NYS DA (Providence Rest)                                            5.125       07/01/2030            307,149
---------------------------------------------------------------------------------------------------------------------------
    340,000  NYS DA (Providence Rest)                                            5.250       07/01/2025            353,257
---------------------------------------------------------------------------------------------------------------------------
  5,000,000  NYS DA (School District Financing)                                  5.750       10/01/2030          5,604,350
---------------------------------------------------------------------------------------------------------------------------
  4,000,000  NYS DA (SS Joachim & Anne Residence)                                5.250       07/01/2027          4,146,800
---------------------------------------------------------------------------------------------------------------------------
     40,000  NYS DA (St. Joseph's Hospital Health Center)                        5.250       07/01/2018             42,177
---------------------------------------------------------------------------------------------------------------------------
     45,000  NYS DA (St. Vincent's Hospital & Medical Center)                    7.375       08/01/2011             45,840
---------------------------------------------------------------------------------------------------------------------------
 13,090,000  NYS DA (State University Educational Facilities)                    5.250       05/15/2015         14,418,897
---------------------------------------------------------------------------------------------------------------------------
  2,510,000  NYS DA (State University Educational Facilities)                    5.250       05/15/2021          2,780,653
---------------------------------------------------------------------------------------------------------------------------
  1,015,000  NYS DA (Winthrop University Hospital)                               5.500       07/01/2023          1,071,556
---------------------------------------------------------------------------------------------------------------------------
     20,000  NYS EFC (Clean Water & Drinking Revolving Funds)                    5.000       06/15/2027             20,757
---------------------------------------------------------------------------------------------------------------------------
     85,000  NYS EFC (NYS Water Services)                                        6.600       09/15/2012             85,256


                 24 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                     COUPON         MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    15,000  NYS EFC (NYS Water Services)                                        7.200%      03/15/2011      $      15,164
---------------------------------------------------------------------------------------------------------------------------
  5,395,000  NYS HFA RITES 1,3                                                   9.231 4     11/01/2015          5,834,585
---------------------------------------------------------------------------------------------------------------------------
     45,000  NYS Medcare (Hospital & Nursing Home)                               5.400       08/15/2033             45,076
---------------------------------------------------------------------------------------------------------------------------
    800,000  NYS Medcare (Hospital & Nursing Home) 1                             6.300       08/15/2023            807,016
---------------------------------------------------------------------------------------------------------------------------
     80,000  NYS Medcare (St. Luke's Hospital)                                   5.625       08/15/2018             81,492
---------------------------------------------------------------------------------------------------------------------------
  3,830,000  NYS Municipal Water Finance Authority RITES 3                      11.143 4     06/15/2039          4,541,537
---------------------------------------------------------------------------------------------------------------------------
  7,000,000  NYS UDC (State Personal Income Tax) 1                               5.000       03/15/2025          7,660,380
---------------------------------------------------------------------------------------------------------------------------
    250,000  Oneida County IDA
             (Mohawk Valley Handicapped Services)                                5.300       03/15/2019            258,820
---------------------------------------------------------------------------------------------------------------------------
     55,000  Onondaga County IDA (Salina Free Library)                           5.500       12/01/2022             58,475
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Orange County IDA (Glen Arden)                                      5.625       01/01/2018            935,560
---------------------------------------------------------------------------------------------------------------------------
    275,000  Orange County IDA (Glen Arden)                                      5.700       01/01/2028            245,138
---------------------------------------------------------------------------------------------------------------------------
  1,500,000  Otsego County IDA (Hartwick College)                                5.900       07/01/2022          1,428,600
---------------------------------------------------------------------------------------------------------------------------
 12,740,000  Port Authority NY/NJ (Delta Air Lines) 1,6                          6.950       06/01/2008         12,580,750
---------------------------------------------------------------------------------------------------------------------------
    500,000  Port Authority NY/NJ, 132nd Series                                  5.000       09/01/2038            522,890
---------------------------------------------------------------------------------------------------------------------------
 25,000,000  Port Authority NY/NJ, 140th Series                                  5.000       12/01/2034         26,424,750
---------------------------------------------------------------------------------------------------------------------------
  2,475,000  Rensselaer County Tobacco Asset Securitization Corp.                5.625       06/01/2035          2,570,857
---------------------------------------------------------------------------------------------------------------------------
  2,000,000  Rensselaer County Tobacco Asset Securitization Corp.                5.750       06/01/2043          2,091,520
---------------------------------------------------------------------------------------------------------------------------
  1,060,000  Rockland County Tobacco Asset Securitization Corp.                  5.625       08/15/2035          1,102,135
---------------------------------------------------------------------------------------------------------------------------
  3,150,000  Rockland County Tobacco Asset Securitization Corp.                  5.750       08/15/2043          3,297,924
---------------------------------------------------------------------------------------------------------------------------
  2,500,000  Saratoga County IDA (Saratoga Hospital) 1                           5.125       12/01/2033          2,610,025
---------------------------------------------------------------------------------------------------------------------------
  9,730,000  SONYMA, Series 61 1                                                 5.800       10/01/2016         10,088,259
---------------------------------------------------------------------------------------------------------------------------
    250,000  SONYMA, Series 83                                                   5.550       10/01/2027            258,610
---------------------------------------------------------------------------------------------------------------------------
  4,000,000  Suffolk County IDA (ALIA-IGHL)                                      7.250       12/01/2033          4,219,800
---------------------------------------------------------------------------------------------------------------------------
    150,000  Suffolk County IDA (Dowling College)                                6.625       06/01/2024            150,899
---------------------------------------------------------------------------------------------------------------------------
  1,500,000  Suffolk County IDA (Jefferson's Ferry) 1                            7.200       11/01/2019          1,630,215
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Suffolk County IDA (L.I. Network Community Services)                7.550       02/01/2034          1,037,330
---------------------------------------------------------------------------------------------------------------------------
    505,000  Suffolk County IDA (Pederson-Krag Center)                           7.200       02/01/2035            504,611
---------------------------------------------------------------------------------------------------------------------------
    520,000  Sullivan County IDA (Center for Discovery)                          6.950       02/01/2035            521,576
---------------------------------------------------------------------------------------------------------------------------
    100,000  Syracuse IDA (Crouse Irving Companies)                              5.250       01/01/2017            103,159
---------------------------------------------------------------------------------------------------------------------------
     25,000  Triborough Bridge & Tunnel Authority                                5.000       01/01/2020             26,109
---------------------------------------------------------------------------------------------------------------------------
  3,585,000  Triborough Bridge & Tunnel Authority RITES 3                       10.967 4     11/15/2032          4,101,240
---------------------------------------------------------------------------------------------------------------------------
  2,560,000  Triborough Bridge & Tunnel Authority RITES 3                       10.974 4     11/15/2027          2,992,179
---------------------------------------------------------------------------------------------------------------------------
 10,000,000  Triborough Bridge & Tunnel Authority RITES 1,3                     10.974 4     11/15/2032         11,440,000
---------------------------------------------------------------------------------------------------------------------------
  4,550,000  Triborough Bridge & Tunnel Authority RITES 1,3                     11.466 4     11/15/2029          5,653,921
---------------------------------------------------------------------------------------------------------------------------
  2,500,000  Triborough Bridge & Tunnel Authority RITES 3                       12.033 4     11/15/2023          3,357,400
---------------------------------------------------------------------------------------------------------------------------
 94,960,000  TSASC, Inc. (TFABs)                                                 5.750       07/15/2032         99,931,156
---------------------------------------------------------------------------------------------------------------------------
  1,205,000  TSASC, Inc. (TFABs)                                                 6.250       07/15/2027          1,280,252
---------------------------------------------------------------------------------------------------------------------------
 19,345,000  TSASC, Inc. (TFABs)                                                 6.250       07/15/2034         20,518,661
---------------------------------------------------------------------------------------------------------------------------
    820,000  TSASC, Inc. (TFABs)                                                 6.375       07/15/2039            873,267


                 25 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                          VALUE
     AMOUNT                                                                     COUPON         MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 3,000,000  Utica IDA (Utica College Civic Facility)                            5.750%      08/01/2028      $   3,033,120
---------------------------------------------------------------------------------------------------------------------------
  1,250,000  Utica IDA (Utica College Civic Facility)                            6.750       12/01/2021          1,315,063
---------------------------------------------------------------------------------------------------------------------------
    250,000  Westchester County IDA (Guiding Eyes for the Blind)                 5.375       08/01/2024            258,705
---------------------------------------------------------------------------------------------------------------------------
    500,000  Westchester County IDA (Kendal on Hudson)                           6.500       01/01/2034            535,070
---------------------------------------------------------------------------------------------------------------------------
  1,895,000  Westchester County IDA (Rippowam-Cisqua School)                     5.750       06/01/2029          1,945,919
---------------------------------------------------------------------------------------------------------------------------
    320,000  Westchester County IDA (Schnurmacher Center)                        6.500       11/01/2013            334,381
---------------------------------------------------------------------------------------------------------------------------
    600,000  Westchester County IDA (Schnurmacher Center)                        6.500       11/01/2033            651,672
---------------------------------------------------------------------------------------------------------------------------
    500,000  Yonkers GO                                                          5.000       08/01/2030            525,960
---------------------------------------------------------------------------------------------------------------------------
    500,000  Yonkers GO                                                          5.000       08/01/2035            523,920
---------------------------------------------------------------------------------------------------------------------------
  1,100,000  Yonkers IDA (St. Joseph's Hospital) 1                               5.900       03/01/2008          1,071,334
                                                                                                             --------------
                                                                                                               670,010,566
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--8.4%
  8,510,000  Guam GO, Series A                                                   5.400       11/15/2018          8,529,573
---------------------------------------------------------------------------------------------------------------------------
  1,085,000  Guam GO, Series A                                                   6.000       09/01/2006          1,095,069
---------------------------------------------------------------------------------------------------------------------------
  5,250,000  Guam Power Authority, Series A 1                                    5.125       10/01/2029          5,582,168
---------------------------------------------------------------------------------------------------------------------------
 10,000,000  Guam Power Authority, Series A                                      5.250       10/01/2034         10,627,000
---------------------------------------------------------------------------------------------------------------------------
  5,275,000  Puerto Rico Children's Trust Fund (TASC) 1                          5.625       05/15/2043          5,535,954
---------------------------------------------------------------------------------------------------------------------------
     30,000  Puerto Rico Highway & Transportation Authority, Series A            5.000       07/01/2038             30,531
---------------------------------------------------------------------------------------------------------------------------
  3,720,000  Puerto Rico Highway & Transportation Authority, Series D            5.250       07/01/2038          4,102,416
---------------------------------------------------------------------------------------------------------------------------
  6,000,000  Puerto Rico Highway & Transportation Authority, Series G 1          5.000       07/01/2042          6,134,940
---------------------------------------------------------------------------------------------------------------------------
  4,500,000  Puerto Rico Highway & Transportation Authority, Series K 5          5.000       07/01/2045          4,622,040
---------------------------------------------------------------------------------------------------------------------------
  3,850,000  Puerto Rico Infrastructure 1                                        5.000       07/01/2041          3,954,412
---------------------------------------------------------------------------------------------------------------------------
  4,305,000  Puerto Rico ITEMECF
             (Polytechnic University of Puerto Rico)                             5.000       08/01/2022          4,364,409
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  Puerto Rico Public Finance Corp., Series E 1                        5.500       08/01/2029          1,068,160
---------------------------------------------------------------------------------------------------------------------------
  1,000,000  University of V.I., Series A                                        5.375       06/01/2034          1,049,900
---------------------------------------------------------------------------------------------------------------------------
  1,700,000  V.I. Public Finance Authority (Gross Receipts Taxes Loan) 1         5.000       10/01/2031          1,752,819
---------------------------------------------------------------------------------------------------------------------------
  1,485,000  V.I. Public Finance Authority, Series A 1                           5.500       10/01/2022          1,551,342
---------------------------------------------------------------------------------------------------------------------------
    250,000  V.I. Water & Power Authority                                        5.300       07/01/2018            255,720
                                                                                                             --------------
                                                                                                                60,256,453

---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $685,785,644)--101.7%                                                        730,267,019
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.7)                                                                   (12,492,977)
                                                                                                             --------------
NET ASSETS--100.0%                                                                                           $ 717,774,042
                                                                                                             ==============


                 26 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security has been segregated for collateral to cover borrowings. See Note 6 of Notes to Financial Statements.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $45,151,522, which represents 6.29% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

5. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See Note 1 of Notes to Financial Statements.

6. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        11.5%
AA                                                                         20.2
A                                                                          10.7
BBB                                                                        39.6
BB                                                                          5.1
B                                                                           1.5
C                                                                           1.7
Not Rated                                                                   9.7
                                                                          ------
Total                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.


                 27 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

To simplify the listings of securities, abbreviations are used per the table below:

ACDS    Association for Children with Down         ITEMECF   Industrial, Tourist, Educational, Medical and
        Syndrome                                             Environmental Community Facilities
ALIA    Alliance of Long Island Agencies           L.I.      Long Island
AP      Advantage Planning, Inc.                   MSH/NYU   Mount Sinai Hospital/New York University
CMA     Community Mainstreaming Associates, Inc.   MTA       Metropolitan Transportation Authority
COP     Certificates of Participation              NCMRS     Nassau Community Mental Retardation
CSD     Central School District                              Services Co.
CSMR    Community Services for the Mentally        NY/NJ     New York/New Jersey
        Retarded                                   NYC       New York City
DA      Dormitory Authority                        NYS       New York State
EFC     Environmental Facilities Corp.             PSCH      Professional Service Centers for the
EFLI    Epilepsy Foundation of L.I., Inc.                    Handicapped, Inc.
GO      General Obligation                         RITES     Residual Interest Tax Exempt Security
HAII    Homes Anew II, Inc.                        ROLs      Residual Option Longs
HDC     Housing Development Corp.                  SONYMA    State of New York Mortgage Agency
HFA     Housing Finance Agency/Authority           TASC      Tobacco Settlement Asset-Backed Bonds
HJDOI   Hospital for Joint Diseases Orthopedic     TFABs     Tobacco Flexible Amortization Bonds
        Institute                                  UDC       Urban Development Corp.
IDA     Industrial Development Agency              V.I.      United States Virgin Islands
IGHL    Independent Group Home for Living          YMCA      Young Men's Christian Association

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                             MARKET VALUE       PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                          $194,764,657          26.7%
Higher Education                                       87,409,568          12.0
Highways/Railways                                      84,145,592          11.5
Not-for-Profit Organization                            70,240,333           9.6
General Obligation                                     40,564,980           5.6
Water Utilities                                        34,094,108           4.7
Electric Utilities                                     33,009,332           4.5
Adult Living Facilities                                32,161,960           4.4
Education                                              29,984,561           4.1
Hospital/Health Care                                   27,113,336           3.7
Marine/Aviation Facilities                             26,947,640           3.7
Multifamily Housing                                    16,371,485           2.2
Airlines                                               12,580,750           1.7
Sales Tax Revenue                                      12,032,701           1.7
Single Family Housing                                  10,346,869           1.4
Municipal Leases                                        8,822,038           1.2
Special Tax                                             3,954,412           0.5
Hotels, Restaurants & Leisure                           3,042,540           0.4
Resource Recovery                                       2,648,200           0.4
Parking Fee Revenue                                        31,957           0.0
                                                     ---------------------------
Total                                                $730,267,019         100.0%
                                                     ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 28 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (cost $685,785,644)--see accompanying statement of investments      $ 730,267,019
--------------------------------------------------------------------------------------------------------
Cash                                                                                            546,908
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                     10,662,913
Shares of beneficial interest sold                                                            3,513,116
Other                                                                                            22,998
                                                                                          --------------
Total assets                                                                                745,012,954

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                           16,000,000
Investments purchased on a when-issued or forward commitment basis                            9,276,905
Shares of beneficial interest redeemed                                                          948,276
Distribution and service plan fees                                                              400,925
Dividends                                                                                       328,024
Trustees' compensation                                                                          124,903
Interest expense                                                                                 49,647
Transfer and shareholder servicing agent fees                                                    28,631
Shareholder communications                                                                       24,947
Other                                                                                            56,654
                                                                                          --------------
Total liabilities                                                                            27,238,912

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $ 717,774,042
                                                                                          =============

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $      55,600
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  685,261,359
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             1,078,657
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                (13,102,949)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                   44,481,375
                                                                                          --------------
NET ASSETS                                                                                $ 717,774,042
                                                                                          ==============


                 29 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $659,975,067 and
51,123,800 shares of beneficial interest outstanding)                                                $12.91
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)      $13.55
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $26,680,299 and 2,065,983 shares
of beneficial interest outstanding)                                                                  $12.91
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $31,118,676 and 2,409,996 shares
of beneficial interest outstanding)                                                                  $12.91

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 30 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 38,253,559
--------------------------------------------------------------------------------
Other income                                                              3,647
                                                                   -------------
Total investment income                                              38,257,206

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,321,017
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,307,924
Class B                                                                 269,085
Class C                                                                 202,063
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 293,022
Class B                                                                  16,127
Class C                                                                  11,350
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  56,701
Class B                                                                   2,988
Class C                                                                   1,590
--------------------------------------------------------------------------------
Interest expense                                                        553,374
--------------------------------------------------------------------------------
Custodian fees and expenses                                              21,759
--------------------------------------------------------------------------------
Trustees' compensation                                                   17,330
--------------------------------------------------------------------------------
Other                                                                   120,996
                                                                   -------------
Total expenses                                                        6,195,326
Less reduction to custodian expenses                                     (1,481)
                                                                   -------------
Net expenses                                                          6,193,845

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                32,063,361

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                     (8,107,100)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 30,898,772

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 54,855,033
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 31 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                  2005              2004
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                            $  32,063,361     $  33,577,820
-------------------------------------------------------------------------------------------------
Net realized gain (loss)                                            (8,107,100)          451,186
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               30,898,772         3,740,499
                                                                 --------------------------------
Net increase in net assets resulting from operations                54,855,033        37,769,505

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (30,898,159)      (29,863,870)
Class B                                                             (1,230,516)       (1,440,068)
Class C                                                               (912,821)         (697,461)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             99,925,792           937,726
Class B                                                             (1,865,322)       (5,643,739)
Class C                                                             14,788,701         2,556,172

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                     134,662,708         3,618,265
-------------------------------------------------------------------------------------------------
Beginning of period                                                583,111,334       579,493,069
                                                                 --------------------------------
End of period (including accumulated net investment income of
$1,078,657 and $2,446,369, respectively)                         $ 717,774,042     $ 583,111,334
                                                                 ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 32 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                    2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  12.45       $  12.31       $  12.75       $  12.67       $  12.15
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .66 1          .72            .71            .68            .67
Net realized and unrealized gain (loss)                  .49            .11           (.44)           .06            .50
                                                    ---------------------------------------------------------------------
Total from investment operations                        1.15            .83            .27            .74           1.17
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.69)          (.69)          (.71)          (.66)          (.65)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  12.91       $  12.45       $  12.31       $  12.75       $  12.67
                                                    =====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      9.41%          6.91%          2.07%          6.11%          9.77%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $659,975       $539,834       $533,563       $536,126       $530,464
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $580,413       $536,613       $531,977       $525,519       $526,333
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.17%          5.84%          5.57%          5.44%          5.30%
Total expenses                                          0.93%          0.91%          0.93%          0.89%          0.84%
Expenses after payments and waivers and
reduction to custodian expenses                         0.93%          0.88%          0.93%          0.89%          0.84%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   14%             6%            63%            73%            10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 33 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                    2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  12.45       $  12.32       $  12.75       $  12.68       $  12.16
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .56 1          .62            .60            .58            .56
Net realized and unrealized gain (loss)                  .49            .10           (.42)           .06            .51
                                                    ---------------------------------------------------------------------
Total from investment operations                        1.05            .72            .18            .64           1.07
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.59)          (.59)          (.61)          (.57)          (.55)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  12.91       $  12.45       $  12.32       $  12.75       $  12.68
                                                    =====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      8.55%          5.99%          1.36%          5.22%          8.94%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 26,680       $ 27,555       $ 32,851       $ 40,896       $ 46,422
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 26,977       $ 30,212       $ 36,000       $ 42,021       $ 48,115
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.41%          5.05%          4.77%          4.67%          4.53%
Total expenses                                          1.71%          1.69%          1.71%          1.66%          1.61%
Expenses after payments and waivers and
reduction to custodian expenses                         1.71%          1.66%          1.71%          1.66%          1.61%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   14%             6%            63%            73%            10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 34 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

CLASS C     YEAR ENDED SEPTEMBER 30,                    2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  12.45       $  12.32       $  12.75       $  12.68       $  12.15
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .55 1          .62            .60            .57            .56
Net realized and unrealized gain (loss)                  .50            .10           (.42)           .07            .52
                                                    ---------------------------------------------------------------------
Total from investment operations                        1.05            .72            .18            .64           1.08
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.59)          (.59)          (.61)          (.57)          (.55)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  12.91       $  12.45       $  12.32       $  12.75       $  12.68
                                                    =====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      8.55%          5.99%          1.35%          5.22%          9.03%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 31,119       $ 15,723       $ 13,080       $ 10,603       $  8,251
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 20,347       $ 14,598       $ 11,852       $  9,183       $  6,979
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.32%          5.04%          4.78%          4.66%          4.51%
Total expenses                                          1.70%          1.69%          1.72%          1.66%          1.61%
Expenses after payments and waivers and
reduction to custodian expenses                         1.70%          1.66%          1.72%          1.66%          1.61%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   14%             6%            63%            73%            10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 35 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free New York Municipals (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign


                 36 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased $9,276,905 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $50,536,782 as of September 30, 2005, which represents 6.78% of the Fund's total assets.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $12,580,750, representing 1.75% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                 37 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                             NET UNREALIZED
                                                                               APPRECIATION
                                                                           BASED ON COST OF
                                                                             SECURITIES AND
           UNDISTRIBUTED       UNDISTRIBUTED             ACCUMULATED      OTHER INVESTMENTS
           NET INVESTMENT          LONG-TERM                    LOSS     FOR FEDERAL INCOME
           INCOME                       GAIN    CARRYFORWARD 1,2,3,4           TAX PURPOSES
           --------------------------------------------------------------------------------
           $ 1,522,385                   $--             $ 9,936,637            $41,315,057

1. As of September 30, 2005, the Fund had $1,450,798 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2005, details of the capital loss carryforward were as follows:

                        EXPIRING
                        ---------------------------------
                        2009                   $1,450,798

2. As of September 30, 2005, the Fund had $8,485,839 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

3. During the fiscal year ended September 30, 2005, the Fund utilized $6,520 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended September 30, 2004, the Fund utilized $393,609 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2005. Net assets of the Fund were unaffected by the reclassifications.


                 38 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                                               REDUCTION TO
                                            ACCUMULATED NET
           INCREASE TO                           INVESTMENT
           PAID-IN CAPITAL                           INCOME
           ------------------------------------------------
           $389,577                                $389,577

The tax character of distributions paid during the years ended September 30, 2005 and September 30, 2004 was as follows:

                                                  YEAR ENDED          YEAR ENDED
                                              SEPT. 30, 2005      SEPT. 30, 2004
           ---------------------------------------------------------------------
           Distributions paid from:
           Exempt-interest dividends             $33,041,496         $32,001,399

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities      $ 688,951,962
                                                ==============
            Gross unrealized appreciation       $  43,265,127
            Gross unrealized depreciation          (1,950,070)
                                                --------------
            Net unrealized appreciation         $  41,315,057
                                                ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2005, the Fund's projected benefit obligations were increased by $598 and payments of $9,581 were made to retired trustees, resulting in an accumulated liability of $99,085 as of September 30, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded


                 39 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED SEPTEMBER 30, 2005             YEAR ENDED SEPTEMBER 30, 2004
                                      SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS A
Sold                              10,610,833        $ 136,386,348            3,850,924        $  48,207,057
Dividends and/or
distributions reinvested           1,627,749           20,754,931            1,587,925           19,824,440
Redeemed                          (4,491,381)         (57,215,487)          (5,394,003)         (67,093,771)
                                  --------------------------------------------------------------------------
Net increase                       7,747,201        $  99,925,792               44,846        $     937,726
                                  ==========================================================================

------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                 317,313        $   4,053,977              348,550        $   4,364,065
Dividends and/or
distributions reinvested              61,813              787,655               74,760              934,320
Redeemed                            (526,394)          (6,706,954)            (877,035)         (10,942,124)
                                  --------------------------------------------------------------------------
Net decrease                        (147,268)       $  (1,865,322)            (453,725)       $  (5,643,739)
                                  ==========================================================================


                 40 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                                    YEAR ENDED SEPTEMBER 30, 2005             YEAR ENDED SEPTEMBER 30, 2004
                                      SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS C
Sold                               1,372,677        $  17,653,707              366,324        $   4,608,949
Dividends and/or
distributions reinvested              47,512              607,157               35,480              442,749
Redeemed                            (273,325)          (3,472,163)            (200,686)          (2,495,526)
                                  --------------------------------------------------------------------------
Net increase                       1,146,864        $  14,788,701              201,118        $   2,556,172
                                  ==========================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2005, were as follows:

                                              PURCHASES                    SALES
--------------------------------------------------------------------------------
Investment securities                      $178,029,815             $ 78,876,628

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2005, the Fund paid $320,522 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales


                 41 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2005 for Class B and Class C shares were $1,453,746 and $430,222, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                    CLASS A              CLASS B             CLASS C
                              CLASS A            CONTINGENT           CONTINGENT          CONTINGENT
                            FRONT-END              DEFERRED             DEFERRED            DEFERRED
                        SALES CHARGES         SALES CHARGES        SALES CHARGES       SALES CHARGES
                          RETAINED BY           RETAINED BY          RETAINED BY         RETAINED BY
YEAR ENDED                DISTRIBUTOR           DISTRIBUTOR          DISTRIBUTOR         DISTRIBUTOR
----------------------------------------------------------------------------------------------------
September 30, 2005           $210,101                $3,673              $60,350              $3,947

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an


                 42 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.7119% as of September 30, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the year ended September 30, 2005, the average daily loan balance was $17,986,849 at an average daily interest rate of 2.958%. The Fund had borrowings outstanding of $16,000,000 at September 30, 2005 at an interest rate of 3.7119%. The Fund had gross borrowings and gross loan repayments of $157,100,000 and $164,100,000, respectively, during the year ended September 30, 2005. The maximum amount of borrowings outstanding at any month-end during the year ended September 30, 2005 was $52,000,000. The Fund paid $54,967 in fees and $550,109 in interest during the year ended September 30, 2005.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages,


                 43 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 44 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS:

We have audited the accompanying statement of assets and liabilities of Oppenheimer AMT-Free New York Municipals, including the statement of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer AMT-Free New York Municipals as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
November 16, 2005


                 45 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended September 30, 2005 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                 46 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a shareholder meeting of the Oppenheimer AMT-Free New York Municipals was held at which the eleven Trustees identified below were elected (Proposal No. 1) and the sub-proposals in (Proposal No. 2) were approved as described in the Funds' proxy statement for that meeting. The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1

NOMINEE                                     FOR       WITHHELD             TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                  27,791,065.397    531,952.825    28,323,018.222
Robert G. Galli                  27,726,105.625    596,912.597    28,323,018.222
Phillip A. Griffiths             27,797,006.089    526,012.133    28,323,018.222
Mary F. Miller                   27,722,273.618    600,744.604    28,323,018.222
Joel W. Motley                   27,793,450.968    529,567.254    28,323,018.222
John V. Murphy                   27,763,995.926    559,022.296    28,323,018.222
Kenneth A. Randall               27,699,844.592    623,173.630    28,323,018.222
Russell S. Reynolds, Jr.         27,731,564.737    591,453.485    28,323,018.222
Joseph M. Wikler                 27,779,044.219    543,974.003    28,323,018.222
Peter I. Wold                    27,782,713.188    540,305.034    28,323,018.222
Clayton K. Yeutter               27,713,534.152    609,484.070    28,323,018.222

--------------------------------------------------------------------------------
PROPOSAL NO. 2 Proposal to change the policy on

               FOR                               AGAINST           ABSTAIN   BROKER NON VOTE             TOTAL
--------------------------------------------------------------------------------------------------------------
2C: Diversification of Investments
    19,583,787.692                           863,483.585     1,059,096.945     6,816,650.000    28,323,018.222
2D: Investment Futures
    19,478,701.801                           993,807.931     1,033,858.490     6,816,650.000    28,323,018.222
2L: Senior Securities
    19,807,486.004                           631,238.159     1,067,644.059     6,816,650.000    28,323,018.222
2M: Underwriting
    19,604,730.559                           716,984.160     1,184,653.503     6,816,650.000    28,323,018.222
2O: Investment Percentage Restrictions
    19,350,281.587                           881,568.630     1,274,518.005     6,816,650.000    28,323,018.222


                 47 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 48 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board              Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Danielson
of Trustees (since 2003);          Holding Corp. (waste-to-energy company) (since 2002); Director of Weyerhaeuser
Trustee (since 1993)               Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December
Age: 74                            2002); Director of ConAgra Foods (1993-2001); Director of Texas Instruments
                                   (1993-2001); Director of FMC Corporation (1993-2001). Oversees 38 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)               (since 2005); Director of ICI Education Foundation (education foundation)
Age: 64                            (since October 1991); President of the Investment Company Institute (trade association) (1991-2004); Director of ICI Mutual Insurance Company (insurance company) (1991-2004). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A trustee or director of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 1993)               OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,              Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
Trustee (since 1999)               2001); Trustee of Woodward Academy (since 1983); Senior Advisor of The
Age: 67                            Andrew W. Mellon Foundation (since 2001); Member of the National Academy of Sciences (since 1979); Member of the American Philosophical Society (since
                                   1996); Council on Foreign Relations (since 2002); Director of the Institute for
                                   Advanced Study (1991-2004); Director of Bankers Trust New York Corporation
                                   (1994-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2004)               1998); and Senior Vice President and General Auditor of American Express
Age: 63                            Company (financial services company) (July 1998-February 2003). Oversees
                                   38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)               (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 53                            adviser) (since January 2002); Managing Director of Carmona Motley Hoffman
                                   Inc. (privately-held financial adviser) (January 1998-December 2001). Oversees
                                   38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                Director of Dominion Resources, Inc. (electric utility holding company) (since
Trustee (since 1984)               February 1972); Former Director of Prime Retail, Inc. (real estate investment
Age: 78                            trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumbermens
                                   Mutual Casualty Company, American Motorists Insurance Company and
                                   American Manufacturers Mutual Insurance Company; Former President and
                                   Chief Executive Officer of The Conference Board, Inc. (international economic and business research). Oversees 38 portfolios in the OppenheimerFunds complex.


                 49 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

RUSSELL S. REYNOLDS, JR.,          Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 1989)               and executive recruiting) (since 1993); Life Trustee of International House
Age: 73                            (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of the following medical device companies: Medintec (since 1992)
Trustee (since 2005)               and Cathco (since 1996); Director of Lakes Environmental Association (since
Age: 64                            1996); Member of the Investment Committee of the Associated Jewish Charities
                                   of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-
                                   December 2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)               company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 57                            Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                   Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999);
                                   and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1996);
Trustee (since 2005)               Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 62                            (since September 2004); Director of Zurich Financial Investment Advisory
                                   Board (affiliate of the Manager's parent company) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August
                                   1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment Partners,
                                   LLC (private equity investment) (January 1999-September 2004); Trustee of
                                   Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                   Governor, Jerome Levy Economics Institute of Bard College (August 1990-
                                   September 2001) (economics research); Director of Ray & Berendtson, Inc.
                                   (May 2000-April 2002) (executive search firm). Oversees 48 portfolios in the
                                   OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                   TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                   DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                   OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
President and                      (since September 2000) of the Manager; President and Director or Trustee of
Principal Executive Officer        other Oppenheimer funds; President and Director of Oppenheimer Acquisition
(since 2001)                       Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
and Trustee                        Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
(since 2001)                       July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
Age: 56                            Manager) (since November 2001); Chairman and Director of Shareholder Services,
                                   Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                   Legacy Program (charitable trust program established by the Manager) (since
                                   July 2001); Director of the following investment advisory subsidiaries of the
                                   Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                   Corporation, Trinity Investment Management Corporation and Tremont
                                   Capital Management, Inc. (since November 2001), HarbourView Asset


                 50 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

JOHN V. MURPHY,                    Management Corporation and OFI Private Investments, Inc. (since July
Continued                          2001); President (since November 1, 2001) and Director (since July 2001)
                                   of Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                   Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                                   February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                   Investment Company Institute's Board of Governors (since October 3, 2003);
                                   Chief Operating Officer of the Manager (September 2000-June 2001); President
                                   and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                   (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President,
                                   Chief Executive Officer and Director of MML Bay State Life Insurance Company
                                   (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                   Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                   1998). Oversees 77 portfolios as a Director or Trustee and 10 additional portfolios as officer in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESS OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. ZACK, TWO
OF THE FUND                        WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008,
                                   FOR MESSRS. WIXTED AND VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924,
                                   AND FOR MESSRS. FIELDING, LOUGHRAN, COTTIER AND WILLIS, 350 LINDEN OAKS, ROCHESTER,
                                   NY 14625. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

RONALD H. FIELDING,                Senior Vice President of the Manager since January 1996; Chairman of the
Vice President (since 2002)        Rochester Division of the Manager since January 1996. An officer of 10 portfolios
Age: 55                            in the OppenheimerFunds complex.

DANIEL G. LOUGHRAN,                Vice President of the Manager (since April 2001). An officer of 8 portfolios in
Vice President                     the OppenheimerFunds complex.
(since 2005)
Age: 42

SCOTT COTTIER,                     Vice President of the Manager (since 2002); portfolio manager and trader
Vice President                     at Victory Capital Management (1999-2002). An officer of 8 portfolios in the
(since 2005)                       OppenheimerFunds complex.
Age: 34

TROY WILLIS,                       Associate Portfolio Manager of the Manager since 2003; corporate attorney
Vice President                     for Southern Resource Group (1999-2003). An officer of 8 portfolios in the
(since 2005)                       OppenheimerFunds complex.
Age: 33

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and                 March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer           Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2004)                       Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 55                            February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and                      Treasurer of the following: HarbourView Asset Management Corporation,
Principal Financial                Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
Accounting Officer                 Real Asset Management Corporation, and Oppenheimer Partnership Holdings,
(since 1999)                       Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 46                            OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds


                 51 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                   plc (since May 2000), OFI Institutional Asset Management, Inc. (since November
Continued                          2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                                   Officer of OFI Trust Company (trust company subsidiary of the Manager)
                                   (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),
                                   Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                   Operating Officer of Bankers Trust Company-Mutual Fund Services Division
                                   (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)             March 2002) of the Manager; General Counsel and Director of the Distributor
Age: 57                            (since December 2001); General Counsel of Centennial Asset Management
                                   Corporation (since December 2001); Senior Vice President and General Counsel
                                   of HarbourView Asset Management Corporation (since December 2001);
                                   Secretary and General Counsel of OAC (since November 2001); Assistant
                                   Secretary (since September 1997) and Director (since November 2001) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                   December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                   (since November 2001); Senior Vice President, General Counsel and Director
                                   of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                   December 2001); Senior Vice President, General Counsel and Director of OFI
                                   Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                   President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                   President and General Counsel of OFI Institutional Asset Management, Inc.
                                   (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                   December 2003); Senior Vice President (May 1985-December 2003), Acting
                                   General Counsel (November 2001-February 2002) and Associate General
                                   Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                                   of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                   Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                   OppenheimerFunds International Ltd. (September 1997-November 2001).
                                   An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                 52 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $28,000 in fiscal 2005 and $28,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $44,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $50,500 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free New York Municipals


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005